CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Liquidation (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Series E
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1.5
Series D
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1.5
Series C
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1
Series B
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1
Series A
Class of Stock [Line Items]
Number of times of original issue price per share, each holder is entitled to receive at the time of liquidation	1